Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Historically we have not, and in 2025, we did not, grant awards of stock options, stock appreciation rights, or similar option‐like instruments to our NEOs. As such, we do not maintain a policy with respect to the grant of stock options, stock appreciation rights, or similar option‐like instruments, however, as a general matter, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	As such, we do not maintain a policy with respect to the grant of stock options, stock appreciation rights, or similar option‐like instruments, however, as a general matter, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not grant equity awards in anticipation of the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false